UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21575

Bryce Capital Funds

(Exact name of registrant as specified in charter)

2 Thornell Road, Pittsford, NY    14534

(Address of principal executive offices)  (Zip code)

Dennis E.. Lohouse, CFA ; 2 Thornell Road, Pittsford, NY 14534

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-381-2990

Date of fiscal year end:

6/30/08

Date of reporting period: 03/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bryce Capital Value Fund
Investments March 31, 2008
Showing Percentage of Net Assets

Common Stocks - 102.6%
	Shares	Value
Industrials - 20.1%
American Ecology Corp.	6,425	$162,745
Burlington Northern Santa Fe	1,750	$161,385
Caterpillar Inc.	2,000	$156,580
Joy Global Inc.	2,575	$167,787
Lincoln Elec Hldgs Inc Com	2,175	$140,266
Manitowoc Co. Inc.	4,100	$167,280
Parker - Hannifan Corp	2,212	$153,260
Quintana Maritime Ltd	6,600	$156,288
Valmont Industries	1,950	$171,386
Walter Industries	2,575	$161,272
		$1,598,249

Consumer Discretionary - 4.0%
Wal-Mart Stores	3,050	$160,674
Wolverine WW	5,450	$158,105
		$318,779

Consumer Staples - 6.5%
Altria Group Inc	2,375	$52,725
Coca-Cola FEMSA S.A.B	2,950	$166,174
McDonalds Corp.	3,225	$179,858
Philip Morris Int'l Inc	2,375	$120,128
		$518,884

Energy - 30.3%
Apache Corp.	1,500	$181,230
Cameron Int'l Corp Com	4,100	$170,724
Canandian Natural Res.	2,250	$153,585
Comstock Resources	4,150	$167,245
Consolidated Energy	2,000	$138,380
Core Laboratories	1,400	$167,020
Devon Energy Corp	1,700	$177,361
Ensco Intl Inc Com	2,500	$156,550
Helmerich & Payne Inc. Com	3,600	$168,732
Hess Corp.	1,575	$138,884
Murphy Oil	2,075	$170,441
Occidental Petro	2,175	$159,145
Oil States International Inc.	3,700	$165,797
Superior Energy Services	3,675	$145,604
Transocean Inc	1,150	$155,480
		$2,416,176

Financials - 6.8%
AFLAC Inc.	2,800	$181,860
Dime Community Bankshares	10,500	$183,540
Nasdaq Stock Market	4,475	$173,004
		$538,404

Health Care - 4.3%
Becton Dickinson Co.	1,800	$154,530
Teva Pharmaceutical Inds ADR	4,075	$188,224
		$342,754

Materials - 22.6%
A K Steel Holding	3,775	$205,436
Anglo American PLC ADS	4,950	$147,362
CF Industries Holdings	1,325	$137,297
Century Aluminum	2,300	$152,352
Cleveland Cliffs Inc Com	1,350	$161,757
Companhia Siderurgica	4,875	$175,451
Fording Canadian Coal	3,000	$156,600
Kirby Corporation	3,250	$185,250
Terra Industries	4,400	$156,332
Terra Nitrogen Co.	1,150	$128,283
The Mosaic Co.	1,900	$194,940
		$1,801,058

Information Technology - 2%
Western Digital Corp.	5,850	$158,184
		$158,184

Telecommunication Services - 6.0%
America Movil Sab De Cv Nvp ADR	3,125	$199,031
Mobile TeleSystems	1,800	$136,530
Vimpel Communications	4,725	$141,230
		$476,792

Total Common Stocks - 102.6%		$8,169,279

Bank of New York Hamilton Money Market Fund		-$203,524

Total Money Market Funds - (2.6%)		-$203,524

Net Investment Assets - 100%		$7,965,755

Bryce Capital Growth Fund
Investments March 31, 2008
Showing Percentage of Net Assets

Common Stocks - 115.1%

	Shares	Value
Industrials - 14.8%
Ametek Inc.	4,100	$180,031
Clean Harbors Inc.	3,025	$196,625
Jacobs Engineering Group Inc.	2,600	$191,334
L 3 Communications Hldgs Inc. Com	1,900	$207,746
		$775,736

Consumer Discretionary - 28.8%
Aeropostale	5,775	$156,560
Buckle Inc	3,550	$158,792
Deckers Outdoor Corp.	4,825	$520,232
Priceline Com Inc.	2,300	$277,978
TJX Companies	5,000	$165,350
Urban Outfitters	7,250	$227,288
		$1,506,199

Consumer Staples - 12.4%
Archer Daniels	3,700	$152,292
CVS Caremark Corp. Com	4,825	$195,461
Chattem Inc.	1,700	$112,778
Green Mountain Coffee	5,900	$186,735
		$647,266

Energy - 7.0%
Nabors Industries Ltd. Com	4,600	$155,342
Weatherford International	2,950	$213,787
		$369,129

Financials - 5.7%
Knight Capital Group Inc.	9,400	$152,656
Northern Trust	2,200	$146,234
		$298,890

Health Care - 17.6%
Express Scripts Inc	3,350	$215,472
Genzyme Corp.	2,225	$165,852
Gilead Sciences Inc.	4,300	$221,579
Illumina Inc.	2,425	$184,058
Laboratory Corp Amer Hldgs Com New	1,800	$132,624
		$919,584

Materials - 8.7%
Monsanto Co.	1,450	$161,675
Potash Corp.	1,900	$294,899
		$456,574

Information Technology - 20.1%
Apple Inc Com	2,825	$405,388
FLIR Systems	6,200	$186,558
Google Inc. Cl A	300	$132,141
Research In Motion	1,550	$173,957
Satyam Computer Svcs Ltd ADR Shrs	6,875	$155,306
		$1,053,349

Total Common Stocks - 115.1%		$6,026,726

Bank of New York Hamilton Money Market Fund		-$790,122

Total Money Market Funds - (15.1%)		-$790,122

Net Investment Assets - 100%		$5,236,604

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date

5/14/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Edmond D. .Sheidlower

        Edmond D. Sheidlower, President

Date

5/14/08

By (Signature and Title)

*/s/ Dennis E. .Lohouse, CFA

       Dennis E. Lohouse, CFA, Chairman and Treasurer

Date

5/14/08